INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Unaudited) (Parenthetical) - $ / shares	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Statement of Stockholders' Equity [Abstract]
Dividends declared (in USD per share)	$ 1.275	$ 0.925